INCOME TAX AND SOCIAL CONTRIBUTION- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Advances / Negative balance of IRPJ and CSLL	R$ 1,292,750	R$ 2,382,899	R$ 2,420,165
Current tax liabilities
Current Income Tax	232,716	1,693,623
Current Social Contribution	86,719	839,109
Total	319,435	2,532,732	R$ 2,953,072
IRPJ and CSLL
Noncurrent assets:
Deferred IRPJ and CSLL	2,068,894	647,903
Noncurrent liabilities:
Deferred IRPJ and CSLL	R$ 3,705,055	R$ 4,193,607